UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21666

Hatteras Master Fund, L.P.
(Exact name of registrant as specified in charter)

6601 Six Forks Road, Suite 340

Raleigh, NC 27615

(Address of principal executive offices) (Zip code)

David B. Perkins

6601 Six Forks Road, Suite 340

Raleigh, NC 27615

(Name and address of agent for service)

919-846-2324

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Item 1. Schedule of Investments.

Hatteras Master Fund LP	Schedule of Investments
June 30, 2018 (Unaudited)

Investment in Adviser Funds and Securities	Shares	Cost	Fair Value
Event Driven - (7.35%)
Eton Park Fund, L.P a,b,c,		$495,316	$69,367
Harbinger Capital Partners Fund I, L.P.[a,b,c,d]		11,188,445	881,494
Harbinger Credit Distressed Blue Line Fund, L.P.[a,b,c,e]		12,326,927	1,824,496
King Street Capital, L.P. [a,b,c]		10,000,000	10,117,156
Marathon Special Opportunities Fund, L.P.[a,b,c]		362,490	195,814
OZ Asia, Domestic Partners, L.P. [a,b,c,d]		445,394	238,910
Perry Partners, L.P [a,b,c]		5,235	12,375
Senator Global Opportunity Fund [a,b,c]		8,000,000	8,097,878
Third Point Partners Qualified, L.P. [a,b]		13,000,000	13,629,266
Total Event Driven		55,823,807	35,066,756
Long Short Equity — (8.93%)
Camcap Resources, L.P.[a,b,c]		491,057	53,706
Crosslink Crossover Fund V, L.P.[a,b,c]		482,557	1,054,510
Crosslink Crossover Fund VI, L.P.[a,b,c]		2,683,360	4,728,676
EMG Investment, LLC[a,b,c]		735,777	1,716,271
Gavea Investment Fund II, L.P. [a,b,c,d]		7,831	25,591
Gavea Investment Fund III, L.P. [a,b,c,d]		123,327	748,537
Hound Partners, L.P.[a,b,e]		6,270,049	9,856,541
Light Street Argon, L.P.[a,b]		1,294,333	1,932,770
PIPE Equity Partners [a,b,c]		7,862,378	996,356
PIPE Select Fund, LLC [a,b,c]		3,218,605	2,404,563
TengYue Partners Fund, L.P.[a,b,e]		1,946,943	4,294,867
The Raptor Private Holdings, L.P.[a,b,c]		155,648	91,676
Tybourne Equity (U.S.) Fund, Class Aa,b,d,e		5,405,962	13,508,172
Valiant Capital Partners, L.P.[a,b,c,e]		522,512	1,202,343
WCP Real Estate Strategies Fund, L.P.[a,b,c]		16,388	28,997
Total Long Short Equity		31,216,727	42,643,576

Macro — (3.49%)
Aspect US Fund LLC - Diversified Class [a,b]		8,000,000	7,989,462
Graham Absolute Return Trading Ltd. [a,b]		8,000,000	8,398,076
Touradji Private Equity Onshore Fund, LTD.[a,b,c,d]		1,773,871	247,200
Total Macro		17,773,871	16,634,738

Relative Value — (5.98%)
BDCM Partners I, L.P.[a,b,c]		8,323,927	10,920,932
D.E. Shaw Composite Fund, LLC [a,b,c]		354,307	695,472
Drawbridge Special Opportunities Fund, L.P.[a,b,c]		184,042	262,291
Fortress VRF Advisors I, LLC[a,b,c]		118,591	89,976
HBK Multi-Strategy Fund, L.P [a,b,c]		16,000,000	16,475,657
Prospect Harbor Credit Partners, L.P. [a,b,c]		13,705	46,454
Stark Investments, L.P. [a,b,c]		62,435	26,500
Stark Select Asset Fund, LLC [a,b,c]		40,565	48,129
Total Relative Value		25,097,572	28,565,411

Private Investments — (72.54%)
Investments in Adviser Funds
ABRY Advanced Securities Fund III, L.P.[a,b,d]		1,419,364	1,908,089
ABRY Advanced Securities Fund, L.P.[a,b,d]		231,526	116,146
ABRY Partners VI, L.P.[a,b]		1,448,729	148,701
ABRY Partners VII, L.P.[a,b]		1,702,376	1,543,498
ABRY Partners VIII, L.P.[b,d]		1,973,577	2,384,591
Accel-KKR Capital Partners III, L.P.[a,b]		4,017,668	4,837,486
Accel-KKR Capital Partners IV, L.P.[b]		2,023,260	2,505,765
ACM Opportunities Fund, L.P. (Class E) [a,b]		3,000,000	5,730,086
Angeles Equity Partners I, L.P.[b]		355,449	170,934
Arclight Energy Partners Fund IV, L.P.[b]		1,096,887	379,990
Arclight Energy Partners Fund V, L.P.[a,b]		3,361,917	3,381,591

Ascendent Capital Partners I, L.P.[b,d]	1,397,756	1,561,309
BDCM Opportunity Fund II, L.P.[b]	2,986,264	5,603,872
Benson Elliot Real Estate Partners II, L.P.[a,b,g]	3,585,137	944,519
Cadent Energy Partners II, L.P.[b]	5,010,726	12,083,483
Canaan Natural Gas Fund X, L.P.[a,b]	6,152,300	944,157
CDH Fund IV, L.P.[b,d]	1,180,125	2,862,043
CDH Venture Partners II, L.P.[b,d]	3,113,049	5,257,033
China Special Opportunities Fund III, L.P.[b,d]	4,984,819	6,987,120
Claremont Creek Ventures II, L.P.[a,b]	3,027,833	2,580,103
Claremont Creek Ventures, L.P.[a,b]	1,646,615	877,771
Colony Investors VII, L.P.[a,b]	2,710,480	665,900
Colony Investors VIII, L.P.[b]	6,143,940	219,800
CX Partners Fund LTD, [b,d]	3,695,337	5,720,657
Dace Ventures I, L.P.[a,b]	2,219,397	1,041,014
Darwin Private Equity I, L.P.[b,g]	4,521,004	821,233
ECP IHS (Mauritius) Limited [a,b,f]	7,273,981	10,564,295
EMG AE Permian Co-Investment, L.P.[a,b]	3,000,000	531,109
EMG Ascent 2016, L.P.[a,b]	4,203,815	6,011,177
EMG Ascent Secondary Fund, L.P.[a,b]	116,829	185,712
EnerVest Energy Institutional Fund X-A, L.P.[a,b]	2,173,714	921,516
EnerVest Energy Institutional Fund XI-A, L.P.[a,b]	6,173,794	2,823,809
ENR Partners, L.P.[a,b]	1,445,006	1,829,451
Fairhaven Capital Partners, L.P.[a,b]	4,912,028	5,258,661
Florida Real Estate Value Fund, L.P.[b]	-	1,606,125
Forum European Realty Income III, L.P.[b,d]	3,192,051	1,431,111
Garrison Opportunity Fund II A, LLC[a,b]	-	1,372,223
Garrison Opportunity Fund, LLC[a,b]	-	483,675
Glade Brook Private Investors II L.P. [a,b]	4,233,738	3,916,617
Glade Brook Private Investors III LLC [a,b]	3,087,697	2,771,973
Glade Brook Private Investors X LLC [a,b]	650,000	675,576
Glade Brook Private Opportunities Fund, LLC [a,b]	3,525,461	3,970,928
Great Point Partners I, L.P.[a,b]	1,022,288	580,810
Greenfield Acquisition Partners V,L.P.[b]	2,372,984	155,761
GTIS Brazil Real Estate Fund, L.P. [b]	6,894,267	7,556,597
Halifax Capital Partners II, L.P. [a,b]	1,731,586	832,283
Halifax Capital Partners III, L.P.[a,b]	3,963,308	3,255,671
Hancock Park Capital III, L.P.[a,b]	904,413	360,364
Healthcor Partners Fund, L.P.[a,b,e]	3,780,652	4,847,320
Hillcrest Fund, L.P.[a,b,d]	2,348,977	999,793
I P Fashion Holdings PTE, LTD.[a,b,h]	1,545,000	-
Intervale Capital Fund, L.P.[a,b]	2,287,785	2,463,309
J.C. Flowers II, L.P.[b,d]	8,167,672	10,193,856
J.C. Flowers III, L.P.[b,d]	5,555,750	4,796,054
L C Fund V, L.P.[b,d]	3,135,500	5,223,666
Light house Capital Partners VI, L.P.[a,b]	291,948	165,750
Light Street SPVH, L.P.[a,b]	2,000,000	2,000,000
Lyfe Capital Fund, L.P.[a,b,d]	2,384,438	3,632,198
Merit Energy PartnersF-II, L.P.[a,b]	1,151,659	491,031
Mid Europa Fund III, L.P.[b,i]	3,805,055	1,951,983
Monomoy Capital Partners II, L.P.[a,b]	5,561,935	3,767,909
Monomoy Capital Partners III, L.P.[a,b]	385,820	303,899
Natural Gas Partners IX, L.P.[b]	616,527	74,694
Natural Gas Partners VIII, L.P.[b]	-	11,747
Natural Gas Partners X, L.P.[b]	1,755,812	1,467,801
Natural Gas Partners XI, L.P.[b]	2,411,782	2,930,907
New Horizon Capital III, L.P.[b,d]	1,842,686	3,565,133
NGP Energy Technology Partners II, L.P. [b]	4,168,482	2,495,229
NGP Energy Technology Partners, L.P.[a,b]	678,006	286,116
NGP Midstream & Resources Follow-On Fund, L.P. [b]	727,050	1,237,320

NGP Midstream & Resources, L.P.[b]		3,976,883	3,475,378
Northstar Equity Partners III Limited [b,d]		3,598,846	4,157,320
OCM Mezzanine Fund II, L.P.[a,b]		382,661	280,562
Octave Japan Infrastructure Fund 1[a,b,j]		1,304,398	1,246,357
ORBIS Real Estate Fund I, L.P. [a,b,f]		2,745,696	1,311,807
Orchid Asia IV, L.P.[b,d]		2,753,324	3,288,493
Parmenter Realty Fund IV, L.P.[b]		1,496,681	1,034,892
Patron Capital III, L.P.[a,b,g]		4,114,064	1,004,376
Pearlmark Mezzanine Realty Partners III, LLC [b]		1,780,016	914,100
Phoenix Asia Real Estate Investments L.P.[a,b,d]		2,591,976	2,600,900
Pine Brook Capital Partners, L.P.[b]		5,202,542	2,089,731
Private Equity Investment Fund V, L.P [a,b]		12,442,342	5,913,600
Private Equity Investors Fund IV, L.P. [a,b]		1,681,235	1,000,425
Quantum Energy Partners IV, L.P.[a,b]		4,474,378	1,459,904
Quantum Energy Partners V , L.P. [a,b]		7,126,903	9,487,131
Rockwood Capital Real Estate Partners Fund VII, L.P. [b]		3,391,758	1,190,287
Roundtable Healthcare Partners II, L.P. [a,b]		-	-
Roundtable Healthcare Partners III, L.P. [a,b]		4,798,436	6,050,123
Saints Capital VI, L.P.[b]		5,648,346	2,468,857
Sanderling Venture Partners VI Co-Investment L.P. [a,b]		560,181	606,111
Sanderling Venture Partners VI, L.P. [a,b]		735,999	1,019,523
SBC U.S. Fund, L.P.[a,b]		2,884,106	3,322,610
Sentient Global Resources Fund III, L.P. [b,d]		12,282,599	7,565,921
Sentient Global Resources Fund IV, L.P. [a,b]		5,299,817	3,540,042
Singerman Real Estate Opportunity Fund, L.P. [b]		1,164,475	1,390,672
Sovereign Capital L.P. III [b,g]		2,754,290	8,145,108
Square Mile Partners III, L.P.[a,b]		2,023,830	343,759
Sterling Capital Partners Venture Fund II, L.P. [a,b]		1,478,566	264,666
Sterling Group Partners III, L.P. [a,b]		4,698,528	2,221,243
Strategic Value Global Opportunities Fund I-A, L.P. [a,b]		1,836,663	949,217
Sweetwater Secondaries Fund II LP [a,b]		8,250,000	8,250,000
TDR Capital AS 2013 L.P. [a,b,g]		6,184,080	1,124,006
Tenaya Capital V, L.P.[a,b]		2,720,981	3,416,201
The Column Group, L.P. [a,b]		4,496,728	4,817,831
The Energy & Minerals Group Fund II L.P. [b]		4,031,763	5,543,765
The Energy & Minerals Group Fund III L.P. [b]		2,757,051	2,425,975
The Energy & Minerals Group Fund IV L.P. [b]		1,121,865	1,536,395
The Founders Fund III,L.P.[a,b]		4,705,227	15,875,656
The Founders Fund IV, L.P.[a,b]		1,983,424	8,905,174
The Founders Fund VI, L.P.[a,b]		260,000	285,502
Tiger Global Investments Partners VI, L.P.[a,b,d]		4,359,293	4,965,925
Tiger Global Investments Partners VII, L.P.[b,d]		1,871,887	2,627,837
Tiger Global PIP X, L.P. [a,b,d]		1,884,000	2,406,995
TPF II, L.P. [a,b]		1,814,310	177,289
Trivest Fund IV, L.P.[a,b]		2,112,610	2,870,695
Trivest Fund V, L.P.[a,b]		2,163,805	2,180,066
Trivest Growth Investment Fund, L.P.[a,b]		578,012	538,420
TRUE Ventures III, L.P. [a,b]		1,822,928	2,469,517
Urban Oil and Gas Partners A-1, L.P.[a,b]		6,874,263	2,300,000
Urban Oil and Gas Partners B-1, L.P.[b]		2,877,336	2,943,620
VCFA Private Equity Partners IV, L.P.[b]		1,055,398	142,600
VCFA Venture Partners V, L.P.[a,b]		3,023,472	1,199,598
Voyager Capital Fund III, L.P. [a,b]		1,806,922	2,326,064
WCP Real Estate Fund I, L.P. [a,b]		742,933	205,238
Westview Capital Partners II, L.P.[a,b]		3,150,264	4,898,008
Zero2IPO China Fund II, L.P. [a,b,d]		3,187,491	2,188,120
Total Investments in Adviser Funds		369,550,613	346,241,662
Investments in Private Companies
Illumitex, Inc., Common Stock[a,b]	12,278	1,499,369	-

Total Investments in Private Companies		1,499,369	-
Total Private Investments		371,049,982	346,241,662

Total Investments in Adviser Funds and Securities (cost $500,961,959)			469,152,143

Money Market Deposit Account[k] — (2.05%)
US Bank Money Market, 0.50%	9,801,948	9,801,948	9,801,948
Total Money Market Deposit Account (cost $9,801,948)			9,801,948
Total Investments (cost $510,763,907) (100.34%)			478,954,091
Liabilities in excess of other assets (0.34)%			(1,610,195)
Partners’ capital — (100.00%)			$477,343,896

[a]	Non-income producing.
[b]	Adviser Funds and securities that are issued in private placement transactions may have limited resale or redemptions terms.
[c]	The Adviser Fund has imposed gates on or has limited redemptions. The total cost and fair value of these investments as of

June 30, 2018 was $85,994,690 and $63,301,327, respectively.

[d]	Domiciled in Cayman Islands
[e]	Securities held in custody by US Bank N.A., as collateral for a credit facility. The total cost and fair value of these investments as of

June 30, 2018 was $13,945,899 and $47,878,510, respectively.

f	Domiciled in Mauritius
[g]	Domiciled in United Kingdom
[h]	Domiciled in Republic of Singapore
i	Domiciled in Guernsey
[j]	Domiciled in Japan
[k]	The rate shown is as of June 30, 2018

a.	Valuation of Investments

The Hatteras Master Fund, L.P. (the “Fund”) classifies its assets and liabilities that are reported at fair value, not valued using net asset value (“NAV”) as the practical expedient into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs may be used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities.

Level 2 — Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly.

Level 3 — Inputs to the valuation methodology are unobservable and significant to the fair value measurement. This includes situations where there is little, if any, market activity for the asset or liability.

	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Event Driven	$-	$-	$-	$35,066,756	$35,066,756
Long Short Equity	-	-	-	42,643,576	42,643,576
Macro	-	-	-	16,634,738	16,634,738
Relative Value	-	-	-	28,565,411	28,565,411
Private Investments	-	-	-	346,241,662	346,241,662
Short-Term Investment	9,801,948	-	-	-	9,801,948
Total	$9,801,948	$-	$-	$469,152,143	$478,954,091

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on recurring basis:

Level 3 Investments	Balances as of March 31, 2018	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation	Distributions	Gross Purchases	Gross Sales	Balance as of June 30, 2018
Private Investments	$-	$-	$-	$-	$-	$-	$-
Total Level 3 Investments	$-	$-	$-	$-	$-	$-	$-

For the period ended June 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

Should a transfer between Levels occur, it is the Fund’s policy to recognize transfers in and out of all Levels at the beginning of reporting period.

There was no change in unrealized appreciation/(depreciation) from Level 3 investments held at June 30, 2018.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of June 30, 2018:

Type of Level 3 Investment	Fair Value as of June 30, 2018	Valuaiton Techniques	Unobservable Input
Preferred Stock
Private Investments	$-	Current value method	Recent round of financing
Total Level 3 Investments	$-

b.	Income Taxes

The Master Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. Federal income tax. For income tax purposes, the individual partners will be taxed upon their distributive share of each item of the Master Fund’s profit and loss.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hatteras Master Fund, L.P.

By (Signature and Title)	/s/ David B. Perkins
David B. Perkins, President

Date	August 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David B. Perkins
David B. Perkins, President

Date	August 16, 2018

By (Signature and Title)	/s/ Candi Hughes
Candi Hughes, Treasurer

Date	August 16, 2018